Inventories	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

Note 7 — INVENTORIES

Inventories consisted of the following:

	September 30, 2025	September 30, 2024
Finished goods	$73,861	$78,535

Inventory write down was $60,895, $nil and $nil for the years ended September 30, 2025, 2024 and 2023, respectively, which was recorded in cost of revenues.